Acquisitions (Impact on Shareholder’s Equity of Acquisition of Minority Interest Holder) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Net earnings attributable to Starbucks	$ 1,383.8	$ 1,245.7	$ 945.6
Decrease in additional-paid-in captial for purchase of interest in subsidiary		(35.5)	(32.3)
Change from net earnings attributable to Starbucks and transfers to noncontrolling interest	1,383.8	1,217.7	918.8
Additional Paid-in Capital [Member]
Decrease in additional-paid-in captial for purchase of interest in subsidiary	$ 0	$ (28.0)	$ (26.8)